--------------------------------------------------------------------------------
                      ANNUAL REPORT AND PERFORMANCE UPDATE
--------------------------------------------------------------------------------

           (Logo)
     NEW ENGLAND FUNDS
Where The Best Minds Meet(TM)

--------------------------------------------------------------------------------

                                                                     New England
                                                       International Equity Fund

                                                         [graphic omitted]

December 31, 1996

                                                                   FEBRUARY 1997
--------------------------------------------------------------------------------

[Photo of Henry L.P. Schmelzer]

Dear New England Funds Shareholder,

Taken together, 1995 and 1996 constituted the sixth strongest back-to-back years for the U.S. stock market since 1915, as measured by percentage gain in the Dow Jones Industrial Average (according to Bloomberg Business News).

Most New England Funds portfolio managers believe that the forces behind this rally -- low inflation, relatively stable interest rates and strong corporate profits -- will persist, at least for a time. Nevertheless, bull markets can suddenly turn quiet; they can decline modestly; or they can reverse course sharply. No one can predict what is ahead, nor can anyone guarantee whether the market's strength will extend even further in 1997 and beyond.

Maintain a Long-Term Perspective
Whatever the market's direction, you should be prepared to consider any short-term trends in the broader context of your long-term personal goals, including the accumulation of financial assets. One way to manage this important process is by diversifying your investments. While U.S. stocks have historically been the strongest performers, you may, depending on your financial goals and needs, also benefit from investing in various types of bond funds, and by participating in growing overseas markets.

Remember that each investment has its own unique risks. What's more, no strategy can assure a profit or protect against a loss. However, one time-tested approach is to invest regularly and stay invested -- in good times and bad -- to avoid the pitfall of guessing what the market might do in the short run.

Our Multiple-Adviser Approach Sets Us Apart
Many financial representatives recommend New England Funds to their clients because of our distinctive multiple-adviser approach. For each fund, we hand-pick a specific subadviser or subadvisers with significant experience and demonstrated skill in selecting investments that are in tune with that fund's stated objective. We call it matching the talent to the task.

Finally, it may interest you to learn that you are part of a major national trend. In 1996, nearly 37 million U.S. households owned mutual funds, according to the Investment Company Institute, an industry trade organization. Mutual funds are now a cornerstone of retirement, college and other investment plans for millions of Americans.

New England Funds has grown with the industry and is now over $6 billion in size. We thank you for helping us reach this important milestone, and look forward to serving your investment needs well into the future.

Sincerely,

/s/ Henry L.P. Schmelzer
------------------------
    Henry L.P. Schmelzer, President


For more information, including a prospectus for any New England Fund, please contact your financial representative or call the Investor Services and Marketing Group at 800-225-5478. Please read the prospectus carefully, including the information on charges and expenses, before you invest.

--------------------------------------------------------------------------------
                      NEW ENGLAND INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                      AWARD WINNING SERVICE -- TWO YEARS RUNNING
--------------------------------------------------------------------------------

---------------------    For two years running we're proud to announce that
        [Logo]           DALBAR, an independent evaluator of mutual fund
        QUALITY          service, has awarded New England Funds its Quality
    TESTED SERVICE       Tested Service Seal for "providing the highest
         1996            tier of service excellence in the mutual fund
---------------------    industry." New England Funds is one of just three
        DALBAR           mutual fund companies to earn this distinction in
HONORS COMMITMENT TO:    each of the last two years -- another reason why
      INVESTORS          we are becoming known as the mutual fund company
---------------------    Where The Best Minds Meet(TM).


                                    INVESTMENT RESULTS THROUGH DECEMBER 31, 1996
--------------------------------------------------------------------------------

Putting Performance into Perspective
The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.

--------------------------------------------------------------------------------
                      NEW ENGLAND INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

[A chart in the form of a line graph appears here, illustrating the growth of a $10,000 investment in Class A Shares since New England International Equity Fund's inception on 5/21/92 compared to the EAFE Index over the same period. The data points for this chart are as follows:]

--------------------------------------------------------------------------------
                     A $10,000 INVESTMENT IN CLASS A SHARES
--------------------------------------------------------------------------------


                COMPARED TO MORGAN STANLEY CAPITAL INTERNATIONAL
             EUROPE AUSTRALASIA FAR EAST INDEX (MSCI EAFE INDEX)(4)

[] NET ASSET VALUE(1)
[] WITH MAXIMUM SALES CHARGE(2)
[] MSCI EAFE(R) INDEX(4)

DATE               NAV(1)           POP(2)         EAFE(4)
----              --------         -------        ----------
 5/21/92          $10,000          $ 9,425        $10,000
12/31/92          $ 9,511          $ 8,964        $ 9,317
12/31/93          $12,306          $11,599        $12,386
12/31/94          $13,298          $12,534        $13,384
12/31/95          $14,067          $13,258        $14,930
12/31/96          $14,514          $13,961        $15,880

This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. Class B, Class C and Class Y share performance will be greater or less than that shown based on differences in inception date, fees and sales charges. All Index and Fund performance assumes reinvested distributions.

--------------------------------------------------------------------------------
                      NEW ENGLAND INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                           AVERAGE ANNUAL TOTAL RETURNS 12/31/96
--------------------------------------------------------------------------------
 CLASS A (Inception 5/21/92)       1 YEAR         3 YEAR      SINCE INCEPTION
 Net Asset Value(1)                 3.27%          5.68%           8.41%
 With Max. Sales Charge(2)         -2.65           3.61            7.02
 Lipper International Avg.(5)      10.59           7.10             n/a

--------------------------------------------------------------------------------
 CLASS B (Inception 9/13/93)       1 YEAR         3 YEAR      SINCE INCEPTION
 Net Asset Value(1)                 2.48%          4.93%           4.57%
 With CDSC(3)                      -1.52           4.01            4.02
 MSCI EAFE(4)                       6.36           8.64            7.39
 Lipper International Avg.(5)      10.59           7.10             n/a

--------------------------------------------------------------------------------
 CLASS C (Inception 12/30/94)      1 YEAR     SINCE INCEPTION
 Net Asset Value(1)                 2.48%          3.82%
 MSCI EAFE(4)                       6.36           8.88
 Lipper International Avg.(5)      10.59            n/a

--------------------------------------------------------------------------------
 CLASS Y (Inception 9/9/93)        1 YEAR         3 YEAR      SINCE INCEPTION
 Net Asset Value(1)                 3.95%          6.46%           6.07%
 MSCI EAFE(4)                       6.36           8.64            7.36
 Lipper International Avg.(5)      10.59           7.10             n/a

These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost. Class Y shares are available only to certain institutional investors. Share price and return may vary.

NOTES TO CHARTS AND PERFORMANCE UPDATE

(1) Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase.
(2) With Maximum Sales Charge performance assumes reinvestment of all distributions and reflects the maximum sales charge of 5.75% at the time of purchase of Class A shares.
(3) With Contingent Deferred Sales Charge (CDSC) performance assumes a maximum 4% sales charge is applied to a redemption of Class B shares. The sales charge will decrease over time, declining to zero five years after the purchase of shares. Class C shares are available only to eligible institutional investors and are not subject to a sales charge.
(4) Morgan Stanley Capital International (MSCI) Europe Australasia Far East Index (EAFE) is an arithmetical average (weighted by market value) of the performance (in U.S. dollars) of 1,036 companies representing stock markets in Europe, Australia, New Zealand and the Far East. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.
(5) Lipper Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

--------------------------------------------------------------------------------
                      NEW ENGLAND INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                QUESTIONS & ANSWERS WITH YOUR PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Q.  How did New England International Equity Fund perform in 1996?

[Photos of
Nicholas Carn, Tim Griffen (shown),
Gregory Eckersley, Nigel Hankin
Draycott Partners, Ltd.]

    The Fund generated 3.27% total return for the year ended December 31, 1996 (Class A shares at net asset value), underperforming its benchmark, the MSCI Europe, Australasia, Far East (EAFE) Index, which returned 6.36%.(4)

Q.  What factors most influenced the Fund's performance?

    The Fund's relatively large exposure to the Japanese stock market was the single biggest influence on investment performance. The perception that the Japanese domestic economy was weakening once again, as the fiscal stimulus of the first quarter subsided, caused the stock market to deteriorate in the second half. In addition, the Japanese stocks in the Fund's portfolio as a whole underperformed the Japanese broad market indexes.

    Meanwhile, exposure to the UK, Spain and Italy benefited performance as interest rates fell further. European markets staged a second-half recovery from a weak showing at the beginning of the year. The world economy continued to register steady non-inflationary growth, due in part to the desynchronization of the European and Japanese economies and also the continued slow, steady growth of the U.S. economy.

Q.  How did you manage the Fund in 1996?

    Through the first half of the year we maintained a weighting in Japan below that of the EAFE Index. The Fund was overweighted in the UK and underweighted in East Asia, while we kept our continental European holdings broadly in line with the EAFE.

    In the fall, in response to lower Japanese stock market prices and signs of an improvement in the economy, we slightly increased our Japan weighting. Shortly thereafter, we raised the Japanese domestic exposure within the portfolio as the fall in the stock market made valuations more attractive. At the time of writing, these decisions have not proven correct and are the primary reasons for the Fund's underperformance relative to other international equity mutual funds for 1996 as a whole.

Q.  What is your investment outlook for 1997?

    Global monetary policy is currently very accommodative and global interest rates are at twenty-year lows. Some of the challenges currently facing the world economy include high labor costs and rigid labor markets, together with the legacy of exchange rate overvaluation in Europe and the prospect of tight fiscal policy to remedy the effects of the long recession in Japan.

    Despite these challenges, we believe that this policy mix generally favors world stock markets in coming months. The discount rate applied to future earnings is likely to remain low, while an environment of low economic volatility favors companies' restructuring efforts.


IMPORTANT NOTE: EFFECTIVE FEBRUARY 14, 1997, LOOMIS, SAYLES & COMPANY, L.P. SUCCEEDED DRAYCOTT PARTNERS, LTD. AS INVESTMENT SUBADVISER TO NEW ENGLAND INTERNATIONAL EQUITY FUND. LOOMIS SAYLES IS AN AFFILIATE OF NEW ENGLAND FUNDS MANAGEMENT. IF YOU HAVE NOT ALREADY RECEIVED A COPY OF THE PROSPECTUS SUPPLEMENT OR A SHAREHOLDER PROXY STATEMENT EXPLAINING THE REASONS FOR THIS CHANGE, PLEASE PHONE NEW ENGLAND FUNDS AT 800-225-5478 TO REQUEST THESE DOCUMENTS.

--------------------------------------------------------------------------------
                      NEW ENGLAND INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

--------------------------------------------------
     YOUR FUND'S TOP TEN HOLDINGS 12/31/96*
--------------------------------------------------
                                       PERCENTAGE
      COMPANY                           OF ASSETS
--------------------------------------------------
  1.  BARCLAYS                            1.68%
--------------------------------------------------
  2.  BRITISH AEROSPACE                   1.60%
--------------------------------------------------
  3.  REED INTERNATIONAL                  1.47%
--------------------------------------------------
  4.  MATSUSHITA ELECTRIC INDUSTRY        1.45%
--------------------------------------------------
  5.  SECOM CO.                           1.45%
--------------------------------------------------
  6.  FORTIS AMEV NV                      1.41%
--------------------------------------------------
  7.  DAIWA BANK                          1.40%
--------------------------------------------------
  8.  MANNESMANN AG                       1.38%
--------------------------------------------------
  9.  TOMKINS                             1.35%
--------------------------------------------------
 10.  HOECHST AG                          1.33%
--------------------------------------------------


------------------------------------------------------
       YOUR FUND'S TOP TEN SECTORS 12/31/96*
------------------------------------------------------
                                          PERCENTAGE
      SECTOR                               OF ASSETS
------------------------------------------------------
  1.  BANKS                                    13.7%
------------------------------------------------------
  2.  CONGLOMERATES                            5.8%
------------------------------------------------------
  3.  FOOD & BEVERAGES                         5.7%
------------------------------------------------------
  4.  BUSINESS SERVICES                        5.7%
------------------------------------------------------
  5.  RETAIL                                   4.8%
------------------------------------------------------
  6.  INDUSTRIAL MACHINERY                     4.0%
------------------------------------------------------
  7.  ELECTRIC UTILITIES                       4.0%
------------------------------------------------------
  8.  BROADCASTING                             3.9%
------------------------------------------------------
  9.  HOUSEHOLD APPLIANCES & HOME FURNISHINGS  3.2%
------------------------------------------------------
 10.  DRUGS & HEALTH CARE                      2.9%
------------------------------------------------------

* Portfolio holdings and asset allocations will vary.

-------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------
Investments as of December 31, 1996

COMMON STOCK--97.5% OF TOTAL INVESTMENTS

    SHARES (A)      DESCRIPTION                                                     VALUE (B)
---------------------------------------------------------------------------------------------------
                    AUSTRALIA--4.4%
           145,050  Australia & New Zealand Bank Group, 144A (f) ..............  $        914,273
           108,857  Boral, Ltd  ...............................................           309,759
            46,600  Broken Hill Proprietary Co., 144A (f) .....................           663,756
            78,800  Capral Aluminum  ..........................................           250,537
           188,800  Fairfax John  .............................................           427,693
            37,100  Lend Lease Corp., 144A (f) ................................           719,529
           149,400  News Corp. 144A (f) .......................................           788,503
           215,400  Normandy Mining, Ltd., Warrants (e) .......................            71,908
           464,800  Normandy Mining, Ltd.  ....................................           642,836
           267,100  North, Ltd.  ..............................................           781,280
           424,050  Oil Search Ltd.  ..........................................           825,787
           235,446  QNI, Ltd.  ................................................           473,475
           140,800  Southcorp Holdings, Ltd.  .................................           447,659
            48,100  Wesfarmers  ...............................................           336,444
           165,000  Westpac Bank Corp., 144A (f) ..............................           939,035
           109,150  WMC, Ltd.  ................................................           687,989
                                                                                 ----------------
                                                                                        9,280,463
                                                                                 ----------------
                    BELGIUM--1.2%
            19,350  Delhaize le Lion, 144A (f) ................................         1,149,626
             6,770  Glaverbel  ................................................           786,304
             3,850  Powerfin  .................................................           588,527
                                                                                 ----------------
                                                                                        2,524,457
                                                                                 ----------------
                    DENMARK--1.0%
             7,900  BG Bank  ..................................................           370,137
             8,500  Crisplant Industries  .....................................           411,234
            46,500  ISS International Service Systems, 144A (f) ...............         1,223,518
                                                                                 ----------------
                                                                                        2,004,889
                                                                                 ----------------
                    FINLAND--1.9%
            14,010  Huhtamaki OY  .............................................           651,770
            40,300  Kesko  ....................................................           568,580
             4,030  Kone Corp.  ...............................................           445,052
             9,600  Metra AB  .................................................           540,522
            12,100  Raison Tehtaat  ...........................................           762,826
            51,600  UPM-Kymmene OY  ...........................................         1,082,478
                                                                                 ----------------
                                                                                        4,051,228
                                                                                 ----------------
                    GERMANY--7.7%
            19,630  Adidas AG  ................................................         1,696,640
               930  Bayer Motoren Werk  .......................................           648,486
               975  Boss Hugo AG  .............................................         1,224,769
            20,680  Deutsche Telekom  .........................................           436,097
            20,210  Henkel Kgaa  ..............................................         1,015,228
            58,930  Hoechst AG  ...............................................         2,784,125
            35,120  Lufthansa AG, 144A (f) ....................................           479,283
             6,630  Mannesmann AG, 144A (f) ...................................         2,873,804
             2,330  Preussag AG  ..............................................           527,687
             8,580  SGL Carbon AG, 144A (f) ...................................         1,081,700
            33,870  Tarkett AG  ...............................................           675,727
            44,570  Veba  .....................................................         2,577,808
                                                                                 ----------------
                                                                                       16,021,354
                                                                                 ----------------
                    ITALY--3.0%
           370,450  BCA Fideuram SPA  .........................................           814,404
           157,000  Edison  ...................................................           993,540
           300,000  Eni Spa  ..................................................         1,539,552
           271,750  Saipem, 144A (f) ..........................................         1,250,372
           483,000  STET  .....................................................         1,631,757
                                                                                 ----------------
                                                                                        6,229,625
                                                                                 ----------------
                    JAPAN--37.2%
           172,000  Asahi Glass Co.  ..........................................         1,618,859
           155,000  Dai Nippon Printing  ......................................         2,716,950
           558,000  Daiwa Bank  ...............................................         2,915,033
            73,000  Daiwa Securities, 144A (f) ................................           649,253
           111,000  Denso Corp.  ..............................................         2,674,121
               478  East Japan Railway, 144A (f) ..............................         2,150,402
           186,000  Fuji Bank, 144A (f) .......................................         2,714,273
         1,082,000  Hokkaido Takushoku, 144A (f) ..............................         2,102,150
           487,000  Ishikawajima Har  .........................................         2,165,659
           126,000  Kirin Brewery Co.  ........................................         1,240,307
           186,000  Matsushita Electric Industry, 144A (f) ....................         3,035,489
           291,000  Mitsubishi Chemical  ......................................           942,276
           149,000  Mitsubishi Corp., 144A (f) ................................         1,543,908
           225,000  Mitsubishi Heavy Industry, Ltd., 144A (f) .................         1,787,410
           152,000  Mitsubishi Logistics  .....................................         1,968,742
           172,000  Mitsui & Co.  .............................................         1,396,080
           149,000  Mitsui Fudosan Co., 144A (f) ..............................         1,492,445
           307,000  Mitsukoshi  ...............................................         2,179,035
            33,000  Nintendo Co.  .............................................         2,362,231
           503,000  Nippon Credit Bank  .......................................         1,324,713
           674,000  Nippon Steel Corp.  .......................................         1,990,398
               228  Nippon Telegraph & Telephone  .............................         1,728,555
           135,000  Nomura Securities  ........................................         2,028,322
           315,820  Odakyu Electric Railway  ..................................         1,895,302
           130,000  Onward Kashiyama  .........................................         1,829,721
           706,000  Osaka Gas Co.  ............................................         1,932,493
           165,000  Ricoh Co.  ................................................         1,894,914
           149,000  Sakura Bank, 144A (f) .....................................         1,065,297
           149,000  Sanwa Bank  ...............................................         2,032,812
           263,000  Sato Kogyo Co.  ...........................................           917,468
            50,000  Secom Co.  ................................................         3,026,509
            34,000  Sony Corp.  ...............................................         2,228,305
            84,000  Sumitomo Bank, 144A (f) ...................................         1,211,294
             5,000  Sumitomo Marine & Fire Insurance Co., 144A (f) ............            31,085
           274,000  Taisei Corp.  .............................................         1,419,567
           120,000  Takashimaya Co.  ..........................................         1,440,290
           247,000  Tokai Bank  ...............................................         2,580,693
           107,000  Tokyo Electric Power, 144A (f) ............................         2,346,775
           169,000  Toto  .....................................................         1,926,259
            45,000  Toyota Motor Corp.  .......................................         1,293,930
           187,000  Yakult Honsha Co.  ........................................         1,937,657
           471,000  Yasuda Trust & Banking  ...................................         1,996,900
                                                                                 ----------------
                                                                                       77,733,882
                                                                                 ----------------
                    KOREA--0.4%
             8,100  Daewoo Electronics  .......................................            57,994
             7,700  Daewoo Heavy Industry  ....................................            47,567
            14,500  Korea Electric Power, 144A (f) ............................           422,130
            21,085  Korea First Bank, 144A (f) ................................           106,797
             5,400  L.G. Chemicals  ...........................................            52,083
            10,800  L.G. Electronics, Inc.  ...................................           136,757
             6,900  Ssangyong Cement  .........................................            97,172
                                                                                 ----------------
                                                                                          920,500
                                                                                 ----------------
                    LUXEMBOURG--0.1%
             6,090  Kia Motors Corp., 144A (GDR) (f) (g) ......................           118,919
                                                                                 ----------------
                    NETHERLANDS--3.1%
             3,600  Akzo Nobel NV  ............................................           492,094
             9,300  CSM NV  ...................................................           517,116
            84,050  Fortis Amev NV  ...........................................         2,945,279
            56,900  Vendex International  .....................................         2,435,511
                                                                                 ----------------
                                                                                        6,390,000
                                                                                 ----------------
                    NORWAY--1.4%
             9,900  Orkla A/S  ................................................           683,755
            54,500  Schibsted ASA  ............................................           993,893
            63,100  Smedvig  ..................................................         1,282,938
                                                                                 ----------------
                                                                                        2,960,586
                                                                                 ----------------
                    SPAIN--3.0%
            35,000  Autopistas del Mare  ......................................           549,971
            42,600  Banco Santander S.A.  .....................................         2,726,794
           450,000  Corp Fin Reunida  .........................................         1,476,603
            14,000  Repsol S.A.  ..............................................           537,031
            11,600  Tabacalera S.A.  ..........................................           499,472
            37,400  Viscofan Envoltura  .......................................           547,352
                                                                                 ----------------
                                                                                        6,337,223
                                                                                 ----------------
                    SWEDEN--0.3%
            35,000  Scandic Hotels AB  ........................................           585,052
                                                                                 ----------------
                    SWITZERLAND--5.9%
             4,840  Adecco S.A.  ..............................................         1,214,972
             2,224  Alusuisse Lonza Holding, 144A (f) .........................         1,772,886
               448  Baloise Holdings  .........................................           900,351
               467  Danzas Holding  ...........................................           518,114
             1,303  Nestle S.A., 144A (f) .....................................         1,398,888
             1,170  Novartis AG  ..............................................         1,340,015
               300  Roche Holdings AG  ........................................         2,334,329
               991  Schindler Holding AG  .....................................         1,077,254
             1,248  Swissair  .................................................         1,009,775
             4,480  Tag Heuer  ................................................           722,959
                                                                                 ----------------
                                                                                       12,289,543
                                                                                 ----------------
                    UNITED KINGDOM--26.9%
           217,500  BAA  ......................................................         1,803,495
           204,800  Barclays  .................................................         3,510,406
           128,250  Bass  .....................................................         1,806,090
           129,750  BPB  ......................................................           853,589
           153,000  British Aerospace  ........................................         3,349,906
           150,500  British Petroleum, 144A (f) ...............................         1,804,866
           171,000  British Sky Broadcast  ....................................         1,529,244
           237,350  British Telecom  ..........................................         1,606,189
           261,400  BTR  ......................................................         1,276,323
           203,400  Cadbury Schweppes  ........................................         1,717,941
           208,000  Caradon PLC  ..............................................           855,234
           167,775  Carlton Communications PLC  ...............................         1,470,511
            57,710  EMI Thorn Group ...........................................         1,364,149
           178,850  General Electric  .........................................         1,173,540
           155,950  Glaxo Wellcome PLC  .......................................         2,538,162
           157,475  Greenalls Group  ..........................................         1,586,351
           932,500  Hanson  ...................................................         1,310,005
           184,550  Imi  ......................................................         1,182,486
           644,200  Ladbroke Group PLC  .......................................         2,560,466
           406,900  National Grid Group  ......................................         1,359,354
           117,050  National Westminster  .....................................         1,375,643
           572,050  Orange  ...................................................         1,852,278
           108,200  Pearson 144A (f) ..........................................         1,381,001
           240,300  Rank Group  ...............................................         1,803,176
           162,610  Reed International, 144A (f) ..............................         3,058,862
           121,900  Reuters Holdings  .........................................         1,567,345
           188,650  J. Sainsbury ..............................................         1,250,772
            92,090  Shell Transport & Trading  ................................         1,596,626
            96,700  SmithKline Beecham PLC  ...................................         1,338,592
           555,500  TeleWest Communications  ..................................         1,175,334
           233,250  TI Group  .................................................         2,313,719
           608,800  Tomkins, 144A (f) .........................................         2,816,104
                                                                                 ----------------
                                                                                       56,187,759
                                                                                 ----------------
                    Total Common Stock (Identified Cost $189,859,297) .........       203,635,480
                                                                                 ----------------
                See accompanying notes to financial statements.

SHORT TERM INVESTMENTS--2.8%

       FACE
      AMOUNT        DESCRIPTION                                                     VALUE (B)
---------------------------------------------------------------------------------------------------
     $   5,798,000  Repurchase Agreement with State Street Bank & Trust dated
                      12/31/96 at 4.750% to be repurchased at $5,799,530 on 1/
                      02/97, collateralized by $4,615,000 U.S. Treasury Bonds
                      8.875%, due 8/15/17, valued at $5,914,413  ..............  $      5,798,000
                                                                                 ----------------
                    Total Short Term Investments (Identified Cost $5,798,000) .         5,798,000
                                                                                 ----------------
                    Total Investments--100.3% (Identified Cost $195,657,297)
                    (c) .......................................................       209,433,480
                    Other assets less liabilities (d)   .......................         (675,635)
                                                                                 ----------------
                    Total Net Assets--100% ....................................  $    208,757,845
                                                                                 ================

(a)        Ordinary shares unless noted otherwise.
(b)        See note 1a.
(c)        Federal Tax Information:
           At December 31, 1996 the net unrealized appreciation on investments based on cost of $197,421,798 for federal income tax purposes was as follows:

           Aggregate gross unrealized appreciation for all investments in which
             there is an excess of value over tax cost ........................  $     29,663,899
           Aggregate gross unrealized depreciation for all investments in which
             there is an excess of tax cost over value ........................       (17,652,217)
                                                                                 ----------------
           Net unrealized appreciation ........................................  $     12,011,682
                                                                                 ================

(d)        Including deposits in foreign denominated currencies with a value of $822,136 and a cost of $815,724.
(e)        Non-income producing security.
(f)        Securities exempt from registration under Rule 144A of the Securities Act of
           1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)        Global Depository Receipt.

        TEN LARGEST INDUSTRY HOLDINGS AT DECEMBER 31, 1996 (UNAUDITED)
Bank                         13.65%       Industrial Machinery           3.97%
Conglomerates                 5.79%       Electric Utilities             3.94%
Food & Beverages              5.61%       Broadcasting                   3.91%
Business Services             5.61%       Household Appliances           3.15%
Retail Trade                  4.82%       Drugs & Health Care            2.95%

                 See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                       STATEMENT OF ASSETS & LIABILITIES
-------------------------------------------------------------------------------

December 31, 1996

ASSETS
  Investments at value .....................................              $209,433,480
  Cash .....................................................                       298
  Foreign cash at value ....................................                   822,136
  Receivable for:
    Fund shares sold .......................................                   120,788
    Securities sold ........................................                   256,263
    Dividends and interest .................................                   319,023
    Foreign taxes ..........................................                   153,837
  Prepaid registration expense .............................                    12,000
  Unamortized organization expenses ........................                    25,452
                                                                          ------------
                                                                           211,143,277
LIABILITIES
  Payable for:
    Securities purchased ................................... $   206,655
    Fund shares redeemed ...................................   1,435,989
    Withholding Taxes ......................................      40,990
  Accrued expenses:
    Management fees ........................................     503,080
    Deferred trustees' fees ................................       8,052
    Accounting and administrative ..........................       3,577
    Other expenses .........................................     187,089
                                                             -----------
                                                                             2,385,432
                                                                          ------------
NET ASSETS .................................................              $208,757,845
                                                                          ============
  Net Assets consist of:
    Capital paid in ........................................              $191,571,541
    Overdistributed net investment income ..................                  (162,086)
    Accumulated net realized gains .........................                 3,558,374
    Unrealized appreciation on investments and foreign
      currency transactions                                                 13,790,016
                                                                          ------------
NET ASSETS .................................................              $208,757,845
                                                                          ============
Computation of net asset value and offering price:
Net asset value and redemption price of Class A shares
  ($109,772,646 divided by 6,732,408 shares of beneficial
    interest) ..............................................                    $16.31
                                                                                ======
Offering price per share (100/94.25 of $16.31) .............                    $17.31*
                                                                                ======
Net asset value and offering price of Class B shares
  ($45,974,016 divided by 2,874,037 shares of beneficial
  interest) ................................................                    $16.00**
                                                                                ======
Net asset value and offering price of Class C shares
  ($850,204 divided by 53,049 shares of beneficial interest)                    $16.03
                                                                                ======
Net asset value and offering price of Class Y shares
  ($52,160,979 divided by 3,164,702 shares of beneficial
  interest) ................................................                    $16.48
                                                                                ======
Identified cost of investments .............................              $195,657,297
                                                                          ============

 *Based upon single purchases of less than $50,000.
  Reduced sales charges apply for purchases in excess of this amount.
**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

                 See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                           STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------

Year Ended December 31, 1996

INVESTMENT INCOME
  Dividends ...............................................                $4,414,463(a)
  Interest ................................................                   612,040
                                                                           ----------
                                                                            5,026,503
  Expenses
    Management fees .......................................  $ 2,439,442
    Service fees - Class A ................................      316,834
    Service and distribution fees - Class B ...............      513,700
    Service and distribution fees - Class C ...............       10,445
    Trustees' fees and expenses ...........................       22,859
    Accounting and administrative .........................       51,077
    Custodian .............................................      481,356
    Transfer agent ........................................      652,014
    Audit and tax services ................................       50,000
    Legal .................................................       24,357
    Printing ..............................................       61,506
    Registration ..........................................       49,770
    Amortization of organization expenses .................       60,456
    Miscellaneous .........................................       10,909
                                                             -----------
  Total Expenses ..........................................    4,744,725
  Less expenses waived by the investment adviser and sub-
    adviser ...............................................     (255,787)   4,488,938
                                                             -----------   ----------
  Net investment income ...................................                   537,565
                                                                           ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS
  Realized gain (loss) on:
    Investments - net .....................................   15,861,459
    Foreign currency transactions - net ...................     (392,131)
                                                             -----------
    Net realized gain on investments and foreign currency
      transactions ........................................   15,469,328
                                                             -----------
  Unrealized depreciation on:
    Investments - net .....................................   (7,285,697)
    Foreign currency transactions - net ...................         (282)
                                                             -----------
    Net unrealized depreciation on investments and foreign
      currency
      transactions ........................................   (7,285,979)
                                                             -----------
  Net gain on investment transactions .....................                 8,183,349
                                                                           ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ................                $8,720,914
                                                                           ==========
(a) Net of foreign taxes of:  $688,545.

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                      STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                   YEAR ENDED DECEMBER 31,
                                                              --------------------------------
                                                                 1995               1996
                                                              -------------       ------------
FROM OPERATIONS
  Net investment income ....................................  $   2,457,266        $   537,565
  Net realized gain (loss) on investments and foreign
    currency transactions                                        (4,130,366)        15,469,328
  Unrealized appreciation (depreciation) on investments and
    foreign currency transactions ..........................     17,055,690         (7,285,979)
                                                              -------------       ------------
  Increase in net assets from operations ...................     15,382,590          8,720,914
                                                              -------------       ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
    Class A ................................................     (2,225,716)          (144,405)
    Class B ................................................       (615,923)                 0
    Class C ................................................        (12,203)                 0
    Class Y ................................................     (2,045,868)          (267,794)
  Net realized gain on investments
    Class A ................................................              0         (2,392,039)
    Class B ................................................              0         (1,005,926)
    Class C ................................................              0            (21,073)
    Class Y ................................................              0         (1,938,066)
                                                              -------------       ------------
                                                                 (4,899,710)        (5,769,303)
                                                              -------------       ------------
  Increase (decrease) in net assets derived from capital
    share transactions .....................................     22,364,784        (68,120,558)
                                                              -------------       ------------
  Total increase (decrease) in net assets ..................     32,847,664        (65,168,947)
NET ASSETS
  Beginning of the year ....................................    241,079,128        273,926,792
                                                              -------------       ------------
  End of the year ..........................................   $273,926,792       $208,757,845
                                                               ============       ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  Beginning of the year ....................................   $          0       $     20,518
                                                               ============       ============
  End of the year ..........................................   $     20,518       $   (162,086)
                                                               ============       ============

                 See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                             FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                                                      CLASS A
                                   ----------------------------------------------------------------------------
                                       MAY 21(a)
                                        THROUGH                         YEAR ENDED DECEMBER 31,
                                      DECEMBER 31,      -------------------------------------------------------
                                          1992             1993           1994           1995           1996
                                      -----------          ----           ----           ----           ----
Net Asset Value, Beginning of
Period ............................        $12.50           $11.80         $14.85         $15.50         $16.13
                                           ------           ------         ------         ------         ------
Income From Investment Operations
Net Investment Income .............          0.01             0.11           0.00           0.27           0.02(g)
Net Realized and Unrealized Gain
  (Loss) on Investments ...........         (0.63)            3.37           1.19           0.63           0.51
                                           ------           ------         ------         ------         ------
Total From Investment Operations ..         (0.62)            3.48           1.19           0.90           0.53
                                           ------           ------         ------         ------         ------
Less Distributions (d)
Dividends From Net Investment
  Income ..........................         (0.01)           (0.11)          0.00          (0.27)         (0.02)
Distributions From Net Realized
  Capital Gains ...................          0.00            (0.32)         (0.53)          0.00          (0.33)
Distributions From Paid-in Capital          (0.07)            0.00          (0.01)          0.00           0.00
                                           ------           ------         ------         ------         ------
Total Distributions ...............         (0.08)           (0.43)         (0.54)         (0.27)         (0.35)
                                           ------           ------         ------         ------         ------
Net Asset Value, End of Period ....        $11.80           $14.85         $15.50         $16.13         $16.31
                                           ======           ======         ======         ======         ======
Total Return (%) (c) ..............         (5.0)            29.4            8.1            5.8            3.3
Ratio of Operating Expenses to
  Average Net Assets(%)(e) ........          1.50(b)          1.60           1.75           1.75           1.75
Ratio of Net Investment Income to
  Average Net Assets(%) ...........          0.10(b)          0.24           0.01           1.24           0.14
Portfolio Turnover Rate (%) .......            62              101            123            119             59
Average Commission Rate (f) .......        --               --             --             --            $0.0180
Net Assets, End of Period (000) ...       $21,731          $80,937       $142,917       $136,848       $109,773

(a) Commencement of Operations.
(b) Computed on an annualized basis.
(c) A sales charge is not reflected in total return calculations. Periods less than one year are not annualized.
(d) See Note 1e.
(e) The ratio of operating expenses
    to average net assets without
    giving effect to the voluntary
    expense limitations described
    in Note 4 to the Financial
    Statements would have been (%)           2.89(b)          2.16           1.79           1.83           1.79
(f)  For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades upon which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.
(g) Per share net investment income (loss) has been calculated using the average shares outstanding during the year.

                 See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                      FINANCIAL HIGHLIGHTS -- continued
-------------------------------------------------------------------------------

                                                   CLASS B                                         CLASS C
                      ----------------------------------------------------------------   ---------------------------
                          SEPTEMBER 13(a)                                                        YEAR ENDED
                              THROUGH                 YEAR ENDED DECEMBER 31,                    DECEMBER 31,
                            DECEMBER 31,     -----------------------------------------   ---------------------------
                                1993              1994          1995            1996          1995           1996
                               ------            ------        ------        ------          ------        ------
Net Asset Value,
 Beginning of Period           $15.19            $14.81        $15.35        $15.93          $15.35        $15.96
                               ------            ------        ------        ------          ------        ------
Income From Investment
  Operations
Net Investment Income
  (loss) .............           0.12              0.00          0.19         (0.10)(g)        0.19         (0.10)(g)
Net Realized and
  Unrealized Gain
  (Loss) on
  Investments ........          (0.06)             1.08          0.58          0.50            0.61          0.50
                               ------            ------        ------        ------          ------        ------
Total From Investment
  Operations .........           0.06              1.08          0.77          0.40            0.80          0.40
                               ------            ------        ------        ------          ------        ------
Less Distributions (d)
Dividends From Net
  Investment Income ..          (0.12)             0.00         (0.19)         0.00           (0.19)         0.00
Distributions From Net
  Realized Capital Gains        (0.32)            (0.53)         0.00         (0.33)           0.00         (0.33)
Distributions From
  Paid-in Capital ....           0.00             (0.01)         0.00          0.00            0.00          0.00
                               ------            ------        ------        ------          ------        ------
Total Distributions ..          (0.44)            (0.54)        (0.19)        (0.33)          (0.19)        (0.33)
                               ------            ------        ------        ------          ------        ------
Net Asset Value, End
  of Period ..........         $14.81            $15.35        $15.93        $16.00          $15.96        $16.03
                               ======            ======        ======        ======          ======        ======
Total Return (%) (c) .           0.3               7.3           5.0           2.5             5.2           2.5
Ratio of Operating
  Expenses to
  Average Net Assets(%)(e)       2.50 (b)          2.50          2.50          2.50            2.50          2.50
Ratio of Net
  Investment Income
  (loss) to Average
  Net Assets (%) .....          (1.69)(b)         (0.74)         0.49         (0.61)           0.49         (0.61)
Portfolio Turnover Rate(%)        101               123           119            59             119            59
Average Commission Rate(f)       --                --            --         $0.0180            --         $0.0180
Net Assets, End of
  Period (000) .......         $9,176           $41,601       $52,895       $45,974          $1,066       $   850

(a) Commencement of Operations.
(b) Computed on an annualized basis.
(c) A contingent deferred sales charge in the case of Class B shares is not reflected in total return calculations.
    Periods less than one year are not annualized.
(d) See Note 1e.
(e) The ratio of
    operating expenses
    to average net
    assets without
    giving effect to
    the voluntary
    expense
    limitations
    described in Note
    4 to the Financial
    Statements would
    have been (%)                3.36 (b)          2.54          2.58          2.54            2.58          2.54
(f)  For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades upon which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.
(g) Per share net investment income (loss) has been calculated using the average shares outstanding during the year.

                 See accompanying notes to financial highlights.

-------------------------------------------------------------------------------
                      FINANCIAL HIGHLIGHTS -- continued
-------------------------------------------------------------------------------

                                                                         CLASS Y
                                              -------------------------------------------------------------
                                                 SEPTEMBER 9(a)
                                                    THROUGH                 YEAR ENDED DECEMBER 31,
                                                  DECEMBER 31,       --------------------------------------
                                                      1993              1994          1995          1996
                                                     ------            ------        ------        ------
Income From Investment Operations
Net Investment Income ......................           0.13              0.00          0.42          0.11(g)
Net Realized and Unrealized Gain (Loss) on
  Investments ..............................          (0.01)             1.32          0.60          0.54
                                                     ------            ------        ------        ------
Total From Investment Operations ...........           0.12              1.32          1.02          0.65
                                                     ------            ------        ------        ------
Less Distributions (d)
Dividends From Net Investment Income .......          (0.13)             0.00         (0.41)        (0.09)
Distributions From Net Realized Capital
Gains ......................................          (0.32)            (0.53)         0.00         (0.33)
Distributions From Paid-in Capital .........           0.00             (0.01)         0.00          0.00
                                                     ------            ------        ------        ------
Total Distributions ........................          (0.45)            (0.54)        (0.41)        (0.42)
                                                     ------            ------        ------        ------
Net Asset Value, End of Period .............         $14.86            $15.64        $16.25        $16.48
                                                     ======            ======        ======        ======
Total Return (%) (c) .......................           0.7               8.9           6.6           4.0
Ratio of Operating Expenses to Average Net
  Assets (%) (e) ...........................           1.00(b)           1.00          1.00          1.00
Ratio of Net Investment Income to Average
  Net Assets (%) ...........................           0.33(b)           0.76          1.99          0.89
Portfolio Turnover Rate (%) ................            101               123           119            59
Average Commission Rate (f) ................         --                --            --           $0.0180
Net Assets, End of Period (000) ............         $7,006           $56,561       $83,119       $52,161

(a) Commencement of Operations.
(b) Computed on an annualized basis.
(c) Periods less than one year are not computed on an annualized basis.
(d) See Note 1e.
(e) The ratio of operating expenses to
    average net assets without giving effect
    to the voluntary expense limitations
    described in Note 4 to the Financial
    Statements would have been (%) .........           1.35(b)           1.04          1.21          1.19
(f)  For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades upon which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.
(g) Per share net investment income (loss) has been calculated using the average shares outstanding during the year.

                 See accompanying note to financial statements.

-------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

1. The Fund is a series of New England Funds Trust I, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each such series of shares a "Fund").

The Fund offers Class A, Class B, Class C and Class Y shares. The Fund commenced its public offering of Class B shares on September 13, 1993, of Class C shares on December 30, 1994 and of its Class Y shares on September 9, 1993. Class A shares are sold with a maximum front end sales charge of 5.75%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within five years of purchase. Class C shares do not pay front end or contingent deferred sales charges and do not convert to any class of shares, but they do pay a higher ongoing distribution fee than Class A shares. Class Y shares do not pay a front end sales charge, a contingent deferred sales charge or distribution fees. They are intended for institutional investors with a minimum of $1,000,000 to invest. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION. Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ national market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates value.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date or when the Fund learns of the dividend, and interest income is recorded on the accrual basis. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

C. FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from: sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, resulting from changes in the exchange rate.

FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the fund has committed to buy or sell (if any) is shown in the schedule of investments under the caption "Forward Foreign Currency Contracts." This amount represents the aggregate exposure to each currency each fund has acquired or hedged through currency contracts at period end. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service.

D. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for the foreign currency component on the sale of securities for book and tax purposes.

F. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price. The subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the portfolio's ability to dispose of the underlying securities.

G. ORGANIZATION EXPENSE. Costs incurred in fiscal 1992 in connection with the Fund's organization and registration, amounting to approximately $178,500 in the aggregate, were paid by the Fund and are being amortized by the Fund based on projected annual average net assets over 60 months.

2. PURCHASES AND SALES OF SECURITIES (excluding short-term investments) for the Fund for the year ended December 31, 1996 were $152,478,312 and $223,485,141, respectively.

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund pays management fees to its investment adviser, New England Funds Management, L.P. ("NEFM") at the annual rate of 0.90% of the first $200 million of the Fund's average daily net assets, 0.85% of the next $300 million and 0.80% of such assets in excess of $500 million. NEFM pays the Fund's investment subadviser, Draycott Partners, Ltd. at the rate of 0.54% of the first $200 million of the Fund's average daily net assets, 0.49% of the next $300 million and 0.44% of such assets in excess of $500 million. Certain officers and directors of NEFM are also officers or trustees of the Fund. NEFM is a wholly owned subsidiary of New England Investment Companies, L.P. ("NEIC") which is a subsidiary of Metropolitan Life Insurance Company ("Met Life"). Fees earned by NEFM under the management agreement in effect during the year ended December 31, 1996 are as follows:

  FEES EARNED
  -----------
$  990,800(a)                         New England Funds Management, L.P.
$1,448,642(a)                         Draycott Partners, Ltd.

(a) Before reduction due to voluntary expense limitation. See Note 4.

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE. New England Funds, L.P. ("New England Funds"), the Fund's distributor, is a wholly owned subsidiary of NEIC and performs certain accounting and administrative services for the Fund. The Fund reimburses New England Funds for all or part of New England Funds' expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund, (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the year ended December 31, 1996, these expenses amounted to $51,077 and are shown separately in the financial statements as accounting and administrative.

C. TRANSFER AGENT FEES. New England Funds is the transfer and shareholder servicing agent for the Fund. For the year ended December 31, 1996 the Fund paid New England Funds $495,021 as compensation for its services in that capacity.

D. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to the Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by the New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the year ended December 31, 1996, the Fund paid New England Funds $316,834 in fees under the Class A Plan. If the expenses of New England Funds that are otherwise reimbursable under the Class A Plan incurred in any year exceed the amounts payable by the Fund under the Class A Plan, the unreimbursed amount (together with unreimbursed amounts from prior years) may be carried forward for reimbursement in future years in which the Class A Plan remains in effect. The amount of unreimbursed expenses carried forward at December 31, 1996 is $514,256.

Under the Class B and Class C Plans, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts. For the year ended December 31, 1996, the Fund paid New England Funds $128,425 and $2,611 in service fees under the Class B and Class C plans, respectively.

Also under the Class B and Class C Plan, the Fund pays New England Funds a monthly distribution fee at the annual rate of up to 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class B and Class C shares. For the year ended December 31, 1996, the Fund paid New England Funds $385,275 and $7,834 in distribution fees under the Class B and Class C plans, respectively.

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors of shares of the Fund during the year ended December 31, 1996 amounted to $493,414.

E. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or trustees who are directors, officers or employees of New England Funds, NEFM, NEIC or their affiliates, other than registered investment companies. Each other trustee was compensated by the Fund as follows:

Annual Retainer                                            $2,254
Meeting Fee                                                $114/meeting
Committee Meeting Fee                                      $68/meeting
Committee Chairman Retainer                                $129/year

A deferred compensation plan is available to the trustees on a voluntary basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have been, had it been invested in the Fund on the normal payment date.

4. EXPENSE LIMITATIONS. Commencing May 21, 1992, Draycott and New England Funds had voluntarily agreed to reduce their fees and, if necessary, to assume expenses of the Fund in order to limit the Fund's expenses to an annual rate of 1.50% of the Fund's average daily net assets. On October 1, 1993, this limitation was changed to 1.75% of the Fund's Class A average net assets, 2.50% of Classes B and C average net assets and 1.00% of Class Y average net assets, until further notice to the Fund. As a result of the Fund's expenses exceeding the voluntary expense limitation during the year ended December 31, 1996, NEFM waived $103,892 of its $990,800 management fees and Draycott waived $151,895 of its $1,448,642 sub-advisory fees.

5. CONCENTRATION OF CREDIT. The Fund had the following geographic concentration in excess of 10% of its total net assets at December 31, 1996: Japan 37% and the United Kingdom, 27%. The Fund pursues its objectives by investing in foreign securities. There are certain risks involved in investing in foreign securities which are in addition to the usual risks inherent in domestic investments. These risks include those resulting from future adverse political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions.

6. CAPITAL SHARES. At December 31, 1996 there was an unlimited number of shares of beneficial interest authorized, divided into four classes, Class A, Class B, Class C and Class Y capital stock. Transactions in capital shares were as follows:

                                                  YEAR ENDED                          YEAR ENDED
                                              DECEMBER 31, 1995                   DECEMBER 31, 1996
                                       --------------------------------    --------------------------------
CLASS A                                   SHARES            AMOUNT            SHARES            AMOUNT
----                                  --------------   ----------------   --------------   ----------------
Shares sold ........................       2,215,430     $   34,501,158        1,825,637     $   29,792,464
Shares issued in connection with the
  reinvestment of:
  Dividends from net investment
    income .........................         132,647          2,128,983            8,742            140,746
  Distributions from net realized
    gain ...........................               0                  0          140,697          2,292,111
                                       -------------   ----------------    -------------   ----------------
                                           2,348,077         36,630,141        1,975,076         32,225,321
Shares repurchased .................      (3,084,715)       (48,156,416)      (3,726,604)       (61,134,746)
                                       -------------   ----------------    -------------   ----------------
Net decrease .......................        (736,638)   $   (11,526,275)      (1,751,528)   $   (28,909,425)
                                       -------------   ----------------    -------------   ----------------

                                                  YEAR ENDED                          YEAR ENDED
                                              DECEMBER 31, 1995                   DECEMBER 31, 1996
                                       --------------------------------    --------------------------------
CLASS B                                   SHARES            AMOUNT            SHARES            AMOUNT
----                                  --------------   ----------------   --------------   ----------------
Shares sold ........................       1,152,458     $   17,743,605          485,690      $   7,864,591
Shares issued in connection with the
   reinvestment of:
  Dividends from net investment
    income .........................          35,549            563,445                0                  0
  Distributions from net realized
    gain ...........................               0                  0           57,043            912,182
                                       -------------   ----------------    -------------   ----------------
                                           1,188,007         18,307,050          542,733          8,776,773
Shares repurchased .................        (577,306)        (8,944,580)        (988,934)       (16,015,194)
                                       -------------   ----------------    -------------   ----------------
Net increase (decrease) ............         610,701      $   9,362,470         (446,201)    $   (7,238,421)
                                       -------------   ----------------    -------------   ----------------

                                                  YEAR ENDED                          YEAR ENDED
                                              DECEMBER 31, 1995                   DECEMBER 31, 1996
                                       --------------------------------    --------------------------------
CLASS C                                   SHARES            AMOUNT            SHARES            AMOUNT
----                                  --------------   ----------------   --------------   ----------------
Shares sold ........................          74,361      $   1,142,301           26,580        $   431,991
Shares issued in connection with the
  reinvestment of:
  Dividends from net investment
    income .........................             730             11,593                0                  0
  Distributions from net realized
    gain ...........................               0                  0            1,291             20,709
                                       -------------   ----------------    -------------   ----------------
                                              75,091          1,153,894           27,871            452,700
Shares repurchased .................          (8,331)          (130,582)         (41,582)          (671,566)
                                       -------------   ----------------    -------------   ----------------
Net increase (decrease) ............          66,760      $   1,023,312          (13,711)      $   (218,866)
                                       -------------   ----------------    -------------   ----------------

                                                  YEAR ENDED                          YEAR ENDED
                                              DECEMBER 31, 1995                   DECEMBER 31, 1996
                                       --------------------------------    --------------------------------
CLASS Y                                   SHARES            AMOUNT            SHARES            AMOUNT
----                                  --------------   ----------------   --------------   ----------------
Shares sold ........................       2,118,793     $   33,408,749        1,802,534     $   30,088,855
Shares issued in connection with the
  reinvestment of:
  Dividends from net investment
    income .........................         126,522          2,045,868           16,496            268,390
  Distributions from net realized
    gain ...........................               0                  0          117,430          1,938,067
                                       -------------   ----------------    -------------   ----------------
                                           2,245,315         35,454,617        1,936,460         32,295,312
Shares repurchased .................        (748,198)       (11,949,340)      (3,885,695)       (64,049,158)
                                       -------------   ----------------    -------------   ----------------
Net increase (decrease) ............       1,497,117         23,505,277       (1,949,235)       (31,753,846)
                                       -------------   ----------------    -------------   ----------------
Increase (decrease) derived from
  capital shares transactions ......       1,437,940     $   22,364,784       (4,160,675)      $(68,120,558)
                                       =============     ==============    =============   ================

7. SUBSEQUENT EVENT. On January 31, 1997, the Board of Trustees of New England Funds Trust I (the "Trust") approved a Subadvisory Agreement (the "Agreement") relating to New England International Equity Fund (the "Fund") between New England Funds Management, L.P. ("NEFM"), the Fund's adviser, and Loomis, Sayles & Company, L.P. ("Loomis Sayles"). Under the Agreement, Loomis Sayles will be the Fund's subadviser, succeeding Draycott Partners, Ltd., and will be responsible for day-to-day management of the Fund's investment operations under the oversight of NEFM. The Agreement is subject to the approval of the Fund's shareholders. Pursuant to a rule of the Securities and Exchange Commission, which under certain circumstances allows such agreements to take effect, and to remain in effect for up to 120 days, without receiving prior shareholder approval, the Agreement will be effective at the close of business on February 14, 1997. A special shareholder meeting will be held in early April to vote upon the approval of the Agreement, and a notice of such meeting and a proxy statement will be sent to shareholders in mid-February. In the event that the Fund's shareholders do not approve the Agreement at the special shareholder meeting, then the Trust's Board of Trustees will convene a special meeting of trustees to consider alternative arrangements for the management of the Fund's investment portfolio.

-------------------------------------------------------------------------------
                       REPORT OF INDEPENDENT ACCOUNTANTS
-------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of NEW ENGLAND INTERNATIONAL EQUITY
FUND

In our opinion, the accompanying statement of assets & liabilities, including the portfolio composition, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of New England International Equity Fund ("the Fund") at December 31, 1996, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

Boston, Massachusetts
February 7, 1997

-------------------------------------------------------------------------------
                                NEW ENGLAND FUNDS
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                               399 Boylston Street
                                Boston, MA 02116
                             Toll Free 800-225-5478

   This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains information about distribution charges, management and other items of interest.
    Investors are advised to read the prospectus carefully before investing.

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